Acquisitions and Divestitures	12 Months Ended
Mar. 31, 2023
Business Combinations [Abstract]
Acquisitions and Divestitures
3. Acquisitions and Divestitures
(1) DHC Corporation acquisition
On November 11, 2022, in an effort to expand ORIX Group’s network in the healthcare business, the Company executed a share purchase agreement with Mr. Yoshiaki Yoshida, a major shareholder of DHC Corporation (hereinafter, “DHC”), and reached a basic agreement to acquire the shares of DHC. On
January 31, 2023
,

as the date of the business combination, the Company acquired the total number of issued shares of DHC and DHC became a wholly owned subsidiary of the Company.
The total cost of the acquisition consideration
i
s ¥300,000 million, which is paid in cash.
Transaction costs of ¥3,435 million are included in selling, general and administrative expenses in the Company’s consolidated statements of income for the year ended March 31, 2022 and 2023.
The Company allocated the acquisition consideration to DHC’s respective assets acquired and liabilities assumed, and recorded the identified assets and liabilities based on their fair values at the acquisition date by the acquisition method of accounting in accordance with ASC 805 (“Business Combinations”).
The following table provides preliminary fair value amounts allocated to assets acquired and liabilities assumed from DHC. The acquisition occurred during the three months ended March 31, 2023, and purchase price allocation has not yet been finalized as of June 26, 2023. In particular, the final fair value measurements for certain acquired intangible assets have not yet been completed, which could result in a change in the amount of the intangible assets. This change is not expected to have a significant effect on the Company’s consolidated statement of income.

Millions of yen
Fair value amounts of assets, liabilities
Cash and Cash Equivalents	¥101,254
Property under Facility Operations	18,790
Trade Notes, Accounts and Other Receivable	11,117
Inventories	17,370
Office Facilities	17,316
Other Assets and other	197,840

Total Assets	363,687

Short-Term Debt	5,000
Trade Notes, Accounts and Other Payable	13,748
Current and Deferred Income Taxes	25,472
Other Liabilities	19,114

Total Liabilities	63,334

Noncontrolling interests	353

Net	¥300,000

Goodwill with a preliminary fair value of ¥109,680 million, and other intangible assets of ¥84,300 million that were identified in connection with the acquisition are included in other assets in the above table and the Company’s consolidated balance sheet as of March 31, 2023. Goodwill is measured as an excess of consideration transferred over the net assets acquired recognized at fair value. The Company calculated the amount of goodwill based on estimates of fair value of assets acquired and liabilities assumed. The goodwill represents the future growth of ORIX Group from new revenue streams arising from the consolidation of DHC and synergies with the existing Company’s assets and businesses. The goodwill is not deductible for income tax purposes. The goodwill and other intangible assets recorded in connection with this acquisition are included in PE Investment and Concession segment.
Other intangible assets recognized in this acquisition consist of the following:

	Millions of yen	Years
	Acquired intangibles recorded at fair value	Weighted-average amortization period
Intangible assets that have indefinite useful lives:
Trade names	¥68,800	—

Subtotal	68,800

Intangibles subject to amortization:
License	15,500	15

Subtotal	15,500

Total	¥84,300

The following unaudited supplemental pro forma financial information presents the combined results of operations of the Company and its subsidiaries as though the acquisition had occurred as of April 1, 2021, the beginning of the fiscal year ended March 31, 2022:

	Millions of yen
	March 31, 2022	March 31, 2023
Total revenues	¥2,610,484	¥2,756,904
Net Income	322,756	294,352
There are no total revenues and net income of DHC after acquisition included in the Company’s consolidated statement of income for the fiscal year ended March 31, 2023.
The unaudited supplemental pro forma financial information is based on estimates and assumptions, that the Company believes are reasonable and should not be taken as indicative of what the Company’s consolidated financial results would have been had the acquisition been completed on that date.
(2) Other Acquisitions
During fiscal 2021, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥104,197 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥59,186 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥30,595 million. The acquisitions were mainly included in PE Investment and Concession segment and ORIX Europe segment.

During fiscal 2022, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥99,239 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥49,393 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥39,977 million. The acquisitions were mainly included in Environment and Energy segment.
During fiscal 2023, the Company and its subsidiaries acquired entities, other than DHC, for a total cost of the acquisition consideration of ¥60,876 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥17,644 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥31,087 million. The Company reflected certain preliminary estimates with respect to the fair value of certain components of the underlying net assets of these entities in determining amounts of the goodwill. The amount of the goodwill and intangible assets could possibly be adjusted because for certain of these acquisitions, the purchase price allocations have not been completed yet with respect to the final valuation of acquired intangible assets among others. The acquisitions were mainly included in PE Investment and Concession segment.
As a result of the reassessment of the provisional purchase price allocation of wind power generation subsidiaries in India and another acquisition executed during fiscal 2020, the Company recognized bargain purchase gains of ¥4,966 million during fiscal 2021. The bargain purchase gains consisted of ¥601 million in PE Investment and Concession segment and ¥4,365 million in Environment and Energy segment. The Company did not recognize any bargain purchase gain during fiscal 2022. The Company recognized a bargain purchase gain of ¥1,174 million associated with four of its acquisitions mainly in
Environment
and
Energy
segment during fiscal 2023. The bargain purchase gain could possibly be adjusted because the purchase price allocation has not been completed yet.
The segment in which goodwill is allocated is disclosed in Note 13 “Goodwill and Other Intangible Assets.”
(
3
) Divestitures
Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2021, 2022 and 2023 amounted to ¥23,300 million, ¥187,787 million and ¥26,915 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2021 mainly consisted of ¥11,516 million in Environment and Energy segment, ¥4,261 million in ORIX USA segment and ¥6,604 million in Asia and Australia segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2022 mainly consisted of ¥163,775 million in Corporate Financial Services and Maintenance Leasing segment, ¥1,447 million in Environment and Energy segment, ¥15,815 million in ORIX USA segment and ¥6,715 million in Asia and Australia segment. Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2023 mainly consisted of ¥137 million in Real Estate segment, ¥2,367 million in PE Investment and Concession segment, ¥16,698 million in Environment and Energy segment, ¥(1,076) million in Aircraft and Ships segment, ¥4,116 million in ORIX USA segment and ¥4,676 million in Asia and Australia segment.
During fiscal 2022, the Company sold the business of Yayoi, which was a consolidated subsidiary of the Company. The sale resulted in a gain of ¥163,016 million which was included in gains on sales of subsidiaries and affiliates and liquidation losses, net. A gain on the sale was included in Corporate Financial Services and Maintenance Leasing segment.